Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities	$ 145	$ 128
Advances to suppliers	328	230
Prepaid expenses	436	334
Accrued income	26
Other	57	33
Other accounts receivables and prepaid expenses	$ 992	$ 725